Investment Objectives and Goals - NORTHERN TRUST US EQUITY ETF	Mar. 19, 2026
Prospectus [Line Items]
Risk/Return [Heading]	NORTHERN TRUST US EQUITY ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks long term capital appreciation.